Activity in Allowance for Credit Losses for Device Payment Plan Agreement Receivables (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at January 1, 2016	$ 444
Bad debt expense	692
Write-offs	(479)
Allowance related to receivables sold	28
Other	3
Balance at December 31, 2016	$ 688